Subsequent Events (Details) - CAD ($)					1 Months Ended
	May 26, 2023	Apr. 05, 2023	Apr. 03, 2023	Mar. 31, 2023	Jun. 30, 2023	May 31, 2023
Subsequent Events (Details) [Line Items]
Shares issued		1,300,000	1,500,000	750,000
Common shares pursuant			83,333
Interest acquired percentage		100.00%
Stock option granted	2,000,000
Exercise price granted (in Dollars per share)	$ 0.59
RSU granted	550,000			3,650,000
Closed private placement					1,912,231	1,912,231
Gross proceeds from private placement (in Dollars)					$ 1,220,000	$ 1,220,000
Quebec FT [Member]
Subsequent Events (Details) [Line Items]
Shares issued					573,770	573,770
Price per share (in Dollars per share)					$ 0.61	$ 0.61
National FT [Member]
Subsequent Events (Details) [Line Items]
Shares issued					1,338,461	1,338,461
Price per share (in Dollars per share)					$ 0.65	$ 0.65